Note 9 - Staff Numbers and Costs (Details Textual)	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 388,000	$ 1,949,000	$ 1,009,000	$ 2,354,000
Directors [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	103,925	675,806	536,979	611,450
Highest Paid Director [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 62,136	$ 92,119	$ 205,673	$ 254,084
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of employees	10	10	7	10